Commissions and fees (Tables)	12 Months Ended
Dec. 31, 2021
Commissions and fees
in	2021	2020	2019
Commissions and fees (CHF million)
Lending business	1,877	1,631	1,687
Investment and portfolio management	3,497	3,187	3,438
Other securities business	56	66	63
Fiduciary business	3,553	3,253	3,501
Underwriting	2,493	2,255	1,564
Brokerage	3,069	3,244	2,893
Underwriting and brokerage	5,562	5,499	4,457
Other services	2,173	1,470	1,513
Commissions and fees	13,165	11,853	11,158

Bank
Commissions and fees
in	2021	2020	2019
Commissions and fees (CHF million)
Lending business	1,870	1,612	1,663
Investment and portfolio management	3,401	3,087	3,295
Other securities business	59	73	89
Fiduciary business	3,460	3,160	3,384
Underwriting	2,560	2,348	1,602
Brokerage	3,088	3,246	2,900
Underwriting and brokerage	5,648	5,594	4,502
Other services	2,202	1,484	1,522
Commissions and fees	13,180	11,850	11,071